UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-8372

Travelers Series Fund Inc.
(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004
   (Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.
Smith Barney Fund Management LLC
300 First Stamford Place
Stamford, CT 06902
   (Name and address of agent for service)

Registrant's telephone number, including area code: (800) 451-2010

Date of fiscal year end: October 31
Date of reporting period: April 30, 2004

ITEM 1.  REPORT TO STOCKHOLDERS.

     The Semi-Annual Report to Stockholders is filed herewith.

                          TRAVELERS SERIES FUND INC.

                                 SMITH BARNEY
                             INTERNATIONAL ALL CAP
                               GROWTH PORTFOLIO

                               SALOMON BROTHERS
                            STRATEGIC TOTAL RETURN
                                BOND PORTFOLIO

                              SB ADJUSTABLE RATE
                               INCOME PORTFOLIO

                     SEMI-ANNUAL REPORT  |  APRIL 30, 2004


         NOT  FDIC  INSURED . NOT  BANK  GUARANTEED . MAY  LOSE  VALUE

                                 WHAT'S INSIDE


Letter from the Chairman............  1

Schedules of Investments............  5

Statements of Assets and Liabilities 21

Statements of Operations............ 22

Statements of Changes in Net Assets. 23

Notes to Financial Statements....... 26

Financial Highlights................ 36

                           LETTER FROM THE CHAIRMAN

[PHOTO]

R. Jay Gerken

R. JAY GERKEN, CFA
Chairman, President and Chief Executive Officer

Dear Shareholder,
Signs of a global economic recovery were evident at the beginning of the new fiscal year last November, led by positive indicators from the United States. Continued strong growth from Asia, primarily China, has led to vibrant demand for industrial materials and components, and firm commodity prices. Also, the long-struggling Japanese economy has shown undeniable signals of recovery. During the last six months, international value stocks continued to outperform international growth stocks.

Some of the volatility in the U.S. Treasury bond markets was reflected in the more muted performance of higher-yielding bond markets for the six-month period. The U.S. high-yield corporate bond market's performance was affected by profit-taking and a flight to safety due to terrorism fears. However, corporate fundamentals remained strong, and yields on high-yield issues finished significantly above those on higher-rated bonds. Emerging markets held their own through the first five months of the period on a total return basis, and fundamentals in these markets remained strong. However, April's sell-off detracted from overall performance.

In fixed-income markets, U.S. bond yields rose sharply, particularly later in the period, due to investors' reaction to the Fed's comments about the U.S. economy and improvement in job market growth,/i/ which exacerbated inflation and interest rate concerns. Although adjustable-rate securities were affected by the market volatility, since they carry coupons that periodically adjust to reflect changes in interest rates, they held up relatively better than longer-term bonds with fixed coupon rates.

Within this environment, the funds performed as follows:/1/

/1/The fund is an underlying investment option of various variable annuity products. A variable annuity product is a contract issued by an insurance company where the annuity premium (a set amount of dollars) is immediately turned into units of a portfolio of securities. Upon retirement, the policyholder is paid according to accumulated units whose dollar value varies according to the performance of the securities within the sub accounts. Its objective is to preserve, through investment, the purchasing value of the annuity, which otherwise is subject to erosion through inflation. The fund's performance returns do not reflect the deduction of initial sales charges and expenses imposed in connection with investing in variable annuity contracts such as administrative fees, account charges and surrender charges, which if reflected, would reduce the performance of the fund. Past performance is no guarantee of future results.

            1 Travelers Series Fund Inc. | 2004 Semi-Annual Report

                           PERFORMANCE OF THE FUNDS
                             AS OF APRIL 30, 2004

                                                       6 Months
Smith Barney International All Cap Growth Portfolio      9.74%
MSCI EAFE Index                                         12.39%
Lipper International Variable Funds Category Average     9.77%
Salomon Brothers Strategic Total Return Bond Portfolio   2.04%
J.P. Morgan Global Government Bond Index -- Unhedged     3.03%
Lipper Global Income Variable Funds Category Average     2.21%
SB Adjustable Rate Income Portfolio                      0.74%
Citigroup 6-Month U.S. Treasury Bill Index               0.51%
Merrill Lynch 1-3 Year U.S. Treasury Index               0.55%
Lipper General Bond Variable Funds Category Average      2.51%

   The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value and investment returns will fluctuate and investors' shares, when redeemed, may be worth more or less than their original cost.

   The performance returns set forth above do not reflect the reduction of initial charges and expenses imposed in connection with investing in variable annuity contracts such as administrative fees, account charges and surrender charges, which if reflected, would reduce the performance of the funds.

   All index performance reflects no deduction for fees, expenses or taxes. The MSCI EAFE Index is an unmanaged index of common stocks of companies located in Europe, Australasia and the Far East. The J.P. Morgan Global Government Bond Index -- Unhedged is a daily, market capitalization-weighted, international fixed-income index consisting of 13 countries. The Citigroup 6-month U.S. Treasury Bill Index performance is an average of the last six 6-Month Treasury Bill issues. 6-Month U.S. Treasury Bills are guaranteed by the U.S. government and provide a fixed rate of return when held to maturity. The Merrill Lynch 1-3 Year U.S. Treasury Index is a market capitalization-weighted index including all U.S. Treasury notes and bonds with maturities greater than or equal to one year and less than three years. Please note that an investor cannot invest directly in an index.

   Lipper, Inc. is a major independent mutual-fund tracking organization. Returns are based on the six-month period ended April 30, 2004 and include the reinvestment of dividends and capital gains, if any. Returns were calculated among the 1,768 funds in the Lipper international variable funds category. Returns were calculated among the 243 funds in the global income variable funds category. Returns were calculated among the 268 funds in the general bond variable funds category.


Smith Barney International All Cap Growth Portfolio
For the six months ended April 30, 2004, the fund returned 9.74%. These shares performed worse than the fund's unmanaged benchmark the MSCI EAFE Index,/ii/ which returned 12.39% for the same period. They performed essentially in line with the fund's Lipper international variable funds category average, which returned 9.77% for the same period./2/ The fund's underperformance in comparison

/2/Lipper, Inc. is a major independent mutual-fund tracking organization.
   Returns are based on the six-month period ended April 30, 2004, calculated among the 1,768 funds in the fund's Lipper category including the reinvestment of dividends and capital gains, if any.

            2 Travelers Series Fund Inc. | 2004 Semi-Annual Report to the benchmark index was primarily attributable to the fund's relatively low exposure in the health care sector and its overweight in the laggard information technology sector. Additionally, the portfolio was comparatively underinvested in currencies that appreciated versus the U.S. dollar, compared with the benchmark currency composition.

Salomon Brothers Strategic Total Return Bond Portfolio
For the six months ended April 30, 2004, the fund returned 2.04%. These shares performed worse than the fund's unmanaged benchmark the J.P. Morgan Global Government Bond Index -- Unhedged,/iii/ which returned 3.03% for the same period. They also slightly underperformed the fund's Lipper global income variable funds category average, which returned 2.21% for the same period./3/ While the fund performed relatively well over the first five months of the period, it gave back some gains during the last six weeks due to traders' looking to decrease risk due to expectations of higher interest rates and inflation.

SB Adjustable Rate Income Portfolio
For the six months ended April 30, 2004, the fund returned 0.74%. These shares performed better than the fund's unmanaged benchmark the Citigroup 6-Month U.S. Treasury Bill Index,/iv/ and the Merrill Lynch 1-3 Year U.S. Treasury Bill Index/v/ which returned 0.51% and 0.55%, respectively, for the same period. They underperformed the fund's Lipper general bond variable funds category average, which returned 2.51% for the same period./4/ During the period, the portfolio's manager continued to strategically allocate assets among adjustable-rate mortgage-backed securities, asset-backed securities, fixed- and floating-rate agency notes and U.S. Treasuries, among other fixed-income investments.

Information About Your Fund
In recent months several issues in the mutual fund industry have come under the scrutiny of federal and state regulators. The fund's Adviser and some of its affiliates have received requests for information from various government regulators regarding market timing, late trading, fees and other mutual fund issues in connection with various investigations. The fund has been informed that the Adviser and its affiliates are responding to those information requests, but are not in a position to predict the outcome of these requests and investigations.

/3/Lipper, Inc. is a major independent mutual-fund tracking organization.
   Returns are based on the six-month period ended April 30, 2004, calculated among the 243 funds in the fund's Lipper category including the reinvestment of dividends and capital gains, if any.
/4/Lipper, Inc. is a major independent mutual-fund tracking organization.
   Returns are based on the six-month period ended April 30, 2004, calculated among the 268 funds in the fund's Lipper category including the reinvestment of dividends and capital gains, if any.

            3 Travelers Series Fund Inc. | 2004 Semi-Annual Report

As always, thank you for your continued confidence in our stewardship of your assets. We look forward to helping you continue to meet your financial goals.

Sincerely,

/s/ R Jay Gerken
R. Jay Gerken, CFA
Chairman, President and Chief Executive Officer

May 17, 2004

The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole.

Portfolio holdings and breakdowns are as of April 30, 2004 and are subject to change. Please refer to pages 5 through 20 for a list and percentage breakdown of the funds' holdings.

All index performance reflects no deduction for fees, expenses or taxes. Please note that an investor cannot invest directly in an index.

RISKS:
Smith Barney International All Cap Growth Portfolio: Keep in mind, the fund is subject to certain risks of overseas investing, not associated with domestic investing, including currency fluctuations, change in political and economic conditions, differing securities regulations and periods of illiquidity, which could result in significant market fluctuations. These risks are magnified in emerging markets. The fund may use derivatives, such as options and futures, which can be illiquid, may disproportionately increase losses, and have a potentially large impact on fund performance.

Salomon Brothers Strategic Total Return Bond Portfolio: Investments in high-yield securities and foreign companies and governments, including emerging markets involve risks beyond those inherent solely in higher-rated and domestic investments. The risks of high-yield securities include, but are not limited to, price volatility and the possibility of default in the timely payment of interest and principal. Foreign stocks are subject to certain risks of overseas investing including currency fluctuations and changes in political and economic conditions, which could result in significant market fluctuations. The fund may use derivatives, such as options and futures, which can be illiquid, may disproportionately increase losses, and have a potentially large impact on fund performance. The fund is not diversified, which may magnify the fund's losses from adverse events affecting a particular issuer.

SB Adjustable Rate Income Portfolio: Keep in mind, the fund is subject to fluctuations in share price as interest rates rise and fall. Adjustable rate securities are subject to additional risks such as prepayment risk. The fund may use derivatives, such as options and futures, which can be illiquid, may disproportionately increase losses, and have a potentially large impact on fund performance.

/i/Based upon data released on April 1, 2004 from the U.S. Department of Labor. /ii/The MSCI EAFE Index is an unmanaged index of common stocks of companies located in Europe, Australasia and the Far East.
/iii/The J.P. Morgan Global Government Bond Index -- Unhedged is a daily, market capitalization-weighted, international fixed-income index consisting of 13 countries.
/iv/The Citigroup 6-Month U.S. Treasury Bill Index performance is an average of the last six 6-Month Treasury Bill issues. 6-Month U.S. Treasury Bills are guaranteed by the U.S. government and provide a fixed rate of return when held to maturity.
/v/The Merrill Lynch 1-3 Year U.S. Treasury Index is a market capitalization-weighted index including all U.S. Treasury notes and bonds with maturities greater than or equal to one year and less than three years.

            4 Travelers Series Fund Inc. | 2004 Semi-Annual Report

 SCHEDULES OF INVESTMENTS (UNAUDITED)                             APRIL 30, 2004

              SMITH BARNEY INTERNATIONAL ALL CAP GROWTH PORTFOLIO

SHARES              SECURITY                VALUE
-----------------------------------------------------
STOCKS -- 100.0%
Australia -- 3.1%
122,500 Macquarie Bank Ltd.+             $  3,061,860
221,010 The News Corp. Ltd.+                2,035,864
 30,000 Westpac Banking Corp.                 378,059
-----------------------------------------------------
                                            5,475,783
-----------------------------------------------------
Denmark -- 1.3%
 48,400 Novo Nordisk A/S, Class B Shares    2,297,937
-----------------------------------------------------
Finland -- 2.2%
274,300 Nokia Oyj+                          3,839,419
-----------------------------------------------------
France -- 6.0%
170,000 Axa                                 3,577,263
 24,000 Essilor International SA            1,402,976
 16,700 Groupe Danone+                      2,796,107
 14,740 Total SA+                           2,723,915
-----------------------------------------------------
                                           10,500,261
-----------------------------------------------------
Germany -- 3.5%
 28,000 BASF AG+                            1,443,313
 11,500 SAP AG                              1,742,282
 38,800 Stada Arzneimittel AG+              2,038,588
 84,000 T-Online International AG*            912,466
-----------------------------------------------------
                                            6,136,649
-----------------------------------------------------
Hong Kong -- 3.3%
 93,713 HSBC Holdings PLC+                  1,369,704
131,000 Hutchison Whampoa Ltd.                881,765
823,000 Johnson Electric Holdings Ltd.        728,066
914,000 Li & Fung Ltd.                      1,423,786
211,000 Swire Pacific Ltd.                  1,379,668
-----------------------------------------------------
                                            5,782,989
-----------------------------------------------------
Ireland -- 7.9%
141,500 Bank of Ireland                     1,713,317
185,750 CRH PLC                             3,937,606
646,000 Grafton Group PLC                   4,773,620
232,000 Irish Continental Group PLC         3,431,509
-----------------------------------------------------
                                           13,856,052
-----------------------------------------------------
Italy -- 1.1%
196,600 Saipem S.p.A.+                      1,841,283
-----------------------------------------------------
Japan -- 20.9%
 72,000 Aisin Seiki Co., Ltd.               1,266,271
 77,000 CANON INC.                          4,039,596
 30,000 DaiichiKosho Co., Ltd.+               891,587

                      See Notes to Financial Statements.

            5 Travelers Series Fund Inc. | 2004 Semi-Annual Report

 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)                 APRIL 30, 2004

              SMITH BARNEY INTERNATIONAL ALL CAP GROWTH PORTFOLIO

 SHARES                  SECURITY                   VALUE
-------------------------------------------------------------
Japan -- 20.9% (continued)
      540 Dentsu Inc.+                           $  1,511,893
  179,000 Dowa Mining Co., Ltd.                       990,975
   44,500 Honda Motor Co., Ltd.                     1,786,209
   32,900 Hoya Corp.                                3,559,335
   58,000 Ito-Yokado Co., Ltd.                      2,412,178
      298 Mitsubishi Tokyo Financial Group, Inc.    2,651,529
    8,500 Nidec Corp.+                                917,275
   17,000 Nitto Denko Corp.                           944,231
  159,000 Nomura Holdings, Inc.                     2,581,688
    1,158 NTT DoCoMo, Inc.                          2,297,848
   12,000 Rohm Co. Ltd.                             1,497,214
  198,000 Sharp Corp.                               3,570,154
   34,000 Shin-Etsu Chemical Co., Ltd.              1,373,986
  100,000 Terumo Corp.                              2,120,237
   18,600 Tokyo Electron Ltd.                       1,132,533
  100,000 Toppan Printing Co., Ltd.                 1,175,191
-------------------------------------------------------------
                                                   36,719,930
-------------------------------------------------------------
Mexico -- 1.8%
1,100,000 Wal-Mart De Mexico S.A. de C.V.           3,203,228
-------------------------------------------------------------
The Netherlands -- 3.2%
   29,500 Heineken NV+                              1,243,640
   41,300 ING Groep N.V.                              884,398
   80,000 Randstad Holdings, N.V.+                  2,135,651
   28,000 Royal Dutch Petroleum Co.+                1,360,483
-------------------------------------------------------------
                                                    5,624,172
-------------------------------------------------------------
Norway -- 0.9%
  328,000 Stolt Offshore S.A.+*                       849,964
  194,000 Tomra Systems ASA+                          779,502
-------------------------------------------------------------
                                                    1,629,466
-------------------------------------------------------------
Singapore -- 2.4%
  252,000 DBS Group Holdings, Ltd.                  2,117,958
   75,000 Singapore Press Holdings, Ltd.              925,681
  110,000 Venture Corp. Ltd.                        1,234,829
-------------------------------------------------------------
                                                    4,278,468
-------------------------------------------------------------
Spain -- 4.7%
  150,000 Banco Bilbao Vizcaya Argentaria, S.A.     1,977,920
  250,000 Indra Sistemas, S.A.                      3,239,645
  210,400 Telefonica S.A.                           3,127,143
-------------------------------------------------------------
                                                    8,344,708
-------------------------------------------------------------

                      See Notes to Financial Statements.

            6 Travelers Series Fund Inc. | 2004 Semi-Annual Report

 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)                 APRIL 30, 2004

              SMITH BARNEY INTERNATIONAL ALL CAP GROWTH PORTFOLIO

  SHARES                               SECURITY                                VALUE
----------------------------------------------------------------------------------------
Sweden -- 1.9%
     51,500 Atlas Copco AB+                                                 $  1,807,160
    590,000 Telefonaktiebolaget LM Ericsson*                                   1,599,104
----------------------------------------------------------------------------------------
                                                                               3,406,264
----------------------------------------------------------------------------------------
Switzerland -- 10.9%
     67,800 Credit Suisse Group                                                2,386,827
    127,800 Mettler-Toledo International Inc.*                                 5,727,996
      8,500 Nestle SA                                                          2,147,672
     45,200 Novartis AG                                                        2,012,526
     28,000 Roche Holdings AG+*                                                2,933,405
     56,000 UBS AG+                                                            3,975,195
----------------------------------------------------------------------------------------
                                                                              19,183,621
----------------------------------------------------------------------------------------
United Kingdom -- 24.9%
    176,900 BOC Group PLC                                                      2,845,106
    365,700 BP PLC                                                             3,163,023
    823,000 Capita Group PLC                                                   4,526,519
    595,000 Compass Group PLC                                                  3,747,556
    203,500 Diageo PLC                                                         2,731,343
    125,000 HBOS PLC                                                           1,620,067
    348,581 Kingfisher PLC                                                     1,751,767
     60,400 Man Group PLC                                                      1,808,890
     77,000 Rio Tinto Ltd.                                                     1,689,909
  1,640,000 Serco Group PLC*                                                   6,255,833
    720,735 Tesco PLC                                                          3,180,838
  3,534,000 Vodafone Group PLC                                                 8,589,936
    196,600 WPP Group PLC                                                      1,939,372
----------------------------------------------------------------------------------------
                                                                              43,850,159
----------------------------------------------------------------------------------------
            TOTAL INVESTMENTS -- 100.0%
            (Cost -- $145,016,657**)                                        $175,970,389
----------------------------------------------------------------------------------------
   FACE
  AMOUNT                               SECURITY                                VALUE
----------------------------------------------------------------------------------------
LOANED SECURITIES COLLATERAL
$19,595,661 State Street Navigator Securities Lending Trust Prime Portfolio
            (Cost -- $19,595,661)                                           $19,595,661
----------------------------------------------------------------------------------------

+ All or a portion of this security is on loan (See Note 7).
* Non-income producing security.
** Aggregate cost for Federal income tax purposes is substantially the same.

                      See Notes to Financial Statements.

            7 Travelers Series Fund Inc. | 2004 Semi-Annual Report

 SUMMARY OF INVESTMENTS BY SECTOR*                                APRIL 30, 2004


                       Financials                  17.9%
                       Information Technology      16.7
                       Consumer Discretionary      14.6
                       Industrials                 13.6
                       Telecommunication Services   8.0
                       Healthcare                   7.3
                       Materials                    7.0
                       Consumer Staples             6.9
                       Energy                       5.6
                       Other                        2.4
                       ---------------------------------
                                                  100.0%
                       ---------------------------------

*As a percentage of total investments. Please note that Fund holdings are as of April 30, 2004 and are subject to change.

                      See Notes to Financial Statements.

            8 Travelers Series Fund Inc. | 2004 Semi-Annual Report

 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)                 APRIL 30, 2004

            SALOMON BROTHERS STRATEGIC TOTAL RETURN BOND PORTFOLIO

   FACE
  AMOUNT+                              SECURITY                              VALUE
-------------------------------------------------------------------------------------
BONDS AND NOTES -- 77.0%
Brazil -- 2.3%
             Republic of Brazil:
               Bonds:
 65,000         10.125% due 5/15/27                                       $    57,281
 75,000         12.250% due 3/6/30                                             76,500
               Notes:
 94,118         2.188% due 4/15/12                                             78,940
381,151         8.000% due 4/15/14                                            350,897
-------------------------------------------------------------------------------------
                                                                              563,618
-------------------------------------------------------------------------------------
Bulgaria -- 0.1%
      2      Bulgaria FLIRB, Series A, 2.688% due 7/28/12                           2
 25,000      Republic of Bulgaria, Bonds, Series REGS, 8.250% due 1/15/15      28,750
-------------------------------------------------------------------------------------
                                                                               28,752
-------------------------------------------------------------------------------------
Canada -- 0.3%
 25,000      Methanex Corp., Sr. Notes, 8.750% due 8/15/12                     28,750
 50,000      Potash Corp. of Saskatchewan Inc., Notes, 4.875% due 3/1/13       48,528
-------------------------------------------------------------------------------------
                                                                               77,278
-------------------------------------------------------------------------------------
Colombia -- 0.6%
             Republic of Colombia:
               Bonds:
 25,000         8.125% due 5/21/24                                             21,000
 25,000         8.375% due 2/15/27                                             21,875
100,000        Notes, 10.000% due 1/23/12 (a)                                 107,500
-------------------------------------------------------------------------------------
                                                                              150,375
-------------------------------------------------------------------------------------
Ecuador -- 0.5%
125,000      Republic of Ecuador, Bonds, 12.000% due 11/15/12                 111,875
-------------------------------------------------------------------------------------
Finland -- 1.7%
300,000      Finnish Government, Bonds, 5.750% due 2/23/11                    400,846
-------------------------------------------------------------------------------------
France -- 1.8%
350,000/EUR/ French Treasury Notes, 3.500% due 1/12/08                        424,854
 25,000      Rhodia SA, 8.875% due 6/1/11 (a)                                  20,749
-------------------------------------------------------------------------------------
                                                                              445,603
-------------------------------------------------------------------------------------
Germany -- 5.2%
             Bundesobligation, Bonds:
310,000/EUR/   Series 98, 4.750% due 7/4/08                                   392,781
340,000/EUR/   Series 00, 5.250% due 1/4/11                                   442,625
350,000/EUR/   Series 141, 4.250% due 2/15/08                                 436,275
-------------------------------------------------------------------------------------
                                                                            1,271,681
-------------------------------------------------------------------------------------

                      See Notes to Financial Statements.

            9 Travelers Series Fund Inc. | 2004 Semi-Annual Report

 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)                 APRIL 30, 2004

            SALOMON BROTHERS STRATEGIC TOTAL RETURN BOND PORTFOLIO

 FACE
AMOUNT+                            SECURITY                               VALUE
----------------------------------------------------------------------------------
Italy -- 0.5%
125,000 Region of Lombardy, Inc., Notes, 5.804% due 10/25/32 (b)       $   125,466
----------------------------------------------------------------------------------
Malaysia -- 0.2%
 50,000 Malaysia, Bonds, 7.500% due 7/15/11                                 57,204
----------------------------------------------------------------------------------
Mexico -- 1.1%
        United Mexican States:
155,000   Bonds, Series MTN, 8.300% due 8/15/31                            167,013
100,000   Notes, 5.875% due 1/15/14                                         97,250
----------------------------------------------------------------------------------
                                                                           264,263
----------------------------------------------------------------------------------
Morocco -- 0.4%
 88,398 Kingdom of Morocco, Restructured Debentures, 2.562% due 1/5/09      87,072
----------------------------------------------------------------------------------
The Netherlands -- 1.8%
340,000 Netherlands Government, Bonds, 5.000% due 7/15/11                  435,012
----------------------------------------------------------------------------------
Panama -- 0.5%
        Republic of Panama, Bonds:
 25,000   9.625% due 2/8/11                                                 28,375
100,000   9.375% due 1/16/23                                               105,000
----------------------------------------------------------------------------------
                                                                           133,375
----------------------------------------------------------------------------------
Peru -- 0.3%
 91,000 Republic of Peru, 4.500% due 3/7/17                                 80,535
----------------------------------------------------------------------------------
Philippines -- 0.8%
175,000 Republic of Philippines, Notes, 8.375% due 3/12/09                 183,969
----------------------------------------------------------------------------------
Russia -- 1.7%
        Russian Federation, Bonds:
 53,108   8.250% due 3/31/10                                                57,821
 50,000   11.000% due 7/24/18                                               64,500
305,400   5.000% due 3/31/30                                               280,395
----------------------------------------------------------------------------------
                                                                           402,716
----------------------------------------------------------------------------------
Supra-National -- 0.5%
100,000 Corporacion Andina de Fomento, Notes, 6.875% due 3/15/12 (c)       110,044
----------------------------------------------------------------------------------
Turkey -- 0.6%
        Republic of Turkey, Notes:
100,000   11.500% due 1/23/12                                              118,750
 25,000   11.000% due 1/14/13                                               29,188
----------------------------------------------------------------------------------
                                                                           147,938
----------------------------------------------------------------------------------
United Kingdom -- 0.2%
 50,000 Premier International Foods PLC, Sr. Notes, 12.000% due 9/1/09      54,250
----------------------------------------------------------------------------------

                      See Notes to Financial Statements.

            10 Travelers Series Fund Inc. | 2004 Semi-Annual Report

 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)                 APRIL 30, 2004

            SALOMON BROTHERS STRATEGIC TOTAL RETURN BOND PORTFOLIO

 FACE
AMOUNT+                               SECURITY                                  VALUE
----------------------------------------------------------------------------------------
United States -- 55.7%
 25,000 aaiPharma Inc., Sr. Sub. Notes, 11.000% due 4/1/10                   $    22,625
 25,000 Acetex Corp., Sr. Notes, 10.875% due 8/1/09                               27,625
 25,000 AES Corp., Sr. Sub. Notes, 8.500% due 11/1/07                             25,719
 25,000 Ahold Finance USA Inc., Notes, 6.875% due 5/1/29                          22,594
 25,000 AK Steel Corp., Sr. Notes, 7.875% due 2/15/09                             23,125
 32,500 Alamosa (Delaware) Inc., Sr. Notes, 11.000% due 7/31/10                   35,425
  9,000 Allegheny Energy, Notes, 10.250% due 11/15/07 (a)                          9,990
 50,000 Alliant Techsystems Inc., Sr. Sub. Notes, 8.500% due 5/15/11              55,250
        Allied Waste North America, Sr. Notes:
 25,000   7.375% due 4/15/14 (a)                                                  24,937
 25,000   Series B, 9.250% due 9/1/12                                             28,500
        American Tower Corp.:
 15,000   Discount Notes, zero coupon to yield 14.433% due 8/1/08                 10,988
 30,000   Sr. Notes, 9.375% due 2/1/09                                            32,325
 25,000 AmeriPath, Inc., Sr. Sub. Notes, 10.500% due 4/1/13                       25,750
 25,000 Ameristar Casinos, Inc., Sr. Sub. Notes, 10.750% due 2/15/09              29,124
150,000 Amortizing Residential Collateral Trust, Series 2002-BC6, Class M2,
          2.520% due 8/25/32                                                     150,896
 25,000 Anchor Glass Container Corp., Sr. Secured Notes, 11.000% due 2/15/13      29,000
 50,000 AOL Time Warner Inc., Debentures, 7.625% due 4/15/31                      54,884
  1,000 Applica Inc., Sr. Sub. Notes, 10.000% due 7/31/08                          1,035
 15,000 Applied Extrusion Technologies, Inc., Sr. Notes, Series B,
         10.750% due 7/1/11                                                       11,625
 50,000 AT&T Broadband, Notes, 8.375% due 3/15/13                                 59,753
100,000 AT&T Wireless Services Inc., Sr. Notes, 8.750% due 3/1/31 (b)            122,349
 80,000 Bank of America Corp., Sr. Notes, 4.875% due 9/15/12                      79,270
250,000 Bayview Financial Acquisition Trust 2001, Class M3, Home Equity Loan
         Trust, 2.570% due 8/25/36 (a)(b)                                        247,500
 31,202 Bear Stearns Asset-Backed Securities, 2003-HE1N N1,
         6.500% due 8/25/05                                                       31,280
 25,000 Berry Plastics Corp., Sr. Sub. Notes, 10.750% due 7/15/12                 28,374
 25,000 Blount Inc., Sr. Notes, 13.000% due 8/1/09                                27,125
 65,000 Boston Properties Inc., Sr. Notes, 6.250% due 1/15/13                     68,759
 25,000 BRL Universal Equipment Corp., Sr. Secured Notes, 8.875% due 2/15/08      26,999
        Buckeye Technologies Inc., Sr. Sub. Notes:
 25,000   9.250% due 9/15/08                                                      24,875
 25,000   8.000% due 10/15/10                                                     24,000
        Calpine Corp., Sr. Notes:
 50,000   8.750% due 7/15/07                                                      37,500
 25,000   8.500% due 7/15/10 (a)                                                  22,250
100,000 Capital One Financial Corp., Notes, 7.250% due 5/1/06                    107,031
 25,000 Case New Holland Inc., Sr. Notes, 9.250% due 8/1/11 (a)                   28,000

                      See Notes to Financial Statements.

            11 Travelers Series Fund Inc. | 2004 Semi-Annual Report

 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)                 APRIL 30, 2004

            SALOMON BROTHERS STRATEGIC TOTAL RETURN BOND PORTFOLIO

  FACE
 AMOUNT+                                   SECURITY                                     VALUE
------------------------------------------------------------------------------------------------
United States -- 55.7% (continued)
   25,000 Centennial Communications Corp., Sr. Notes, 8.125% due 2/1/14 (a)          $    23,250
          Charter Communications Holdings, LLC:
   40,000   Sr. Discount Notes, step bond to yield 21.325% due 5/15/11                    26,300
            Sr. Notes:
   25,000    8.250% due 4/1/07                                                            23,687
   25,000    10.250% due 1/15/10                                                          21,500
   10,000    10.000% due 5/15/11                                                           8,325
   75,000 CIT Group Inc., Sr. Notes, 7.750% due 4/2/12                                    86,738
   60,000 Commercial Mortgage, Pass-Through Certificates, Series 2003-FL9, Class E,
           2.100% due 11/15/15                                                            60,186
   25,000 Compass Minerals Group, Inc., Sr. Sub. Notes, 10.000% due 8/15/11               28,625
   25,000 Constellation Brands Inc., Sr. Sub. Notes, Series B, 8.125% due 1/15/12         27,375
   25,000 Continental Airlines Inc., Pass-Through Trust Certificates, Series 1998-3,
           7.250% due 11/1/05                                                             23,045
  100,000 Cox Communications Inc., Notes, 7.750% due 11/1/10                             114,595
   25,000 Crown Castle International Corp., Sr. Notes, 10.750% due 8/1/11                 28,500
          CSC Holdings, Inc., Sr. Sub. Debentures:
   25,000   9.875% due 2/15/13                                                            26,031
   25,000   10.500% due 5/15/16                                                           28,875
   25,000 Del Monte Corp., Sr. Sub. Notes, Series B, 9.250% due 5/15/11                   27,688
   50,000 Devon Financing Corp., Unsecured Notes, 6.875% due 9/30/11                      55,594
   25,000 DEX Media Inc., Discount Notes, step bond to yield
           8.740% due 11/15/13 (a)                                                        15,375
   25,000 DEX Media West LLC/Dex Media Finance Co., Sr. Sub. Notes,
           9.875% due 8/15/13 (a)                                                         27,500
   50,000 DIRECTV Holdings LLC, Sr. Notes, 8.375% due 3/15/13                             56,125
   60,000 Domtar Inc., Notes, 5.375% due 12/1/13                                          58,333
   50,000 Duke Energy Corp., Sr. Notes, 4.200% due 10/1/08                                49,584
   50,000 Dynegy Holdings Inc., Sr. Secured Notes, 9.875% due 7/15/10 (a)                 54,500
   25,000 Eagle-Pitcher Inc., Sr. Notes, 9.750% due 9/1/13                                27,500
   65,000 Edison Mission Energy, Sr. Notes, 9.875% due 4/15/11                            67,275
   50,000 El Paso Corp., Medium Term Notes, Sr. Notes, 7.375% due 12/15/12                43,000
   75,000 Entergy Gulf States Inc., Mortgage Bonds, 6.200% due 7/1/33                     70,631
   25,000 Extendicare Health Service, Inc., Sr. Sub. Notes, 9.500% due 7/1/10             27,875
   50,000 Eye Care Centers of America, Sr. Sub. Notes, 9.125% due 5/1/08                  50,250
          Federal Home Loan Mortgage Corp. Gold:
   42,170   5.000% due 2/15/26 (d)                                                        42,308
1,250,000   6.000% due 5/1/33 (d)                                                      1,278,906
1,000,000   5.000% due 6/1/33 (d)                                                        969,688
          Federal National Mortgage Association:
  500,000   6.500% due 5/1/33 (d)                                                        520,469
2,000,000   7.000% due 5/1/33 (d)                                                      2,115,000
  750,000   5.000% due 6/1/33 (d)                                                        726,796

                      See Notes to Financial Statements.

            12 Travelers Series Fund Inc. | 2004 Semi-Annual Report

 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)                 APRIL 30, 2004

            SALOMON BROTHERS STRATEGIC TOTAL RETURN BOND PORTFOLIO

 FACE
AMOUNT+                                SECURITY                                    VALUE
-------------------------------------------------------------------------------------------
United States -- 55.7% (continued)
 25,000 Felcor Lodging L.P., Sr. Notes, 8.500% due 6/1/11                       $    26,813
 50,000 Finlay Fine Jewelry Corp., Sr. Notes, 8.375% due 5/1/08                      51,688
 35,000 Flowserve Corp., Sr. Sub. Notes, 12.250% due 8/15/10                         40,425
 50,000 FMC Corp., Debentures, 7.750% due 7/1/11                                     54,000
 25,000 Forest Oil Corp., Sr. Notes, 8.000% due 12/15/11                             27,750
100,000 General Electric Capital Corp., Notes, 6.000% due 6/15/12                   106,800
142,744 Green Tree Home Equity Loan Trust, 7.880% due 9/15/30 (b)                   145,794
 25,000 Herbst Gaming Inc., Sr. Secured Notes, Series B, 10.750% due 9/1/08          28,250
 25,000 Holmes Group Inc., Sr. Sub. Notes, Series B, 9.875% due 11/15/07             25,537
 50,000 Home Interiors & Gifts Inc., Sr. Sub. Notes, 10.125% due 6/1/08              50,813
 75,000 Household Finance Corp., Notes, 6.750% due 5/15/11                           83,155
 25,000 Huntsman Advanced Materials LLC, Sr. Secured Notes,
         11.000% due 7/15/10 (a)                                                     28,500
 25,000 Huntsman ICI Chemicals, Sr. Sub. Notes, 10.125% due 7/1/09                   26,313
 25,000 Icon Health & Fitness Inc., Sr. Sub. Notes, 11.250% due 4/1/12               28,250
 25,000 Imco Recycling Inc., Sr. Secured Notes, 10.375% due 10/15/10                 26,813
 15,000 Insight Midwest L.P., Sr. Notes, 10.500% due 11/1/10                         16,424
 50,000 International Lease Finance Corp., Medium Term Notes,
         4.375% due 11/1/09                                                          50,199
 50,000 ISP Chemco Inc., Sr. Sub. Notes, Series B, 10.250% due 7/1/11                56,750
 25,000 Ispat Inland ULC, Sr. Secured Notes, 9.750% due 4/1/14 (a)                   25,625
 70,000 J.P. Morgan Chase & Co., Sub. Notes, 6.625% due 3/15/12                      77,171
 25,000 Jafra Cosmetics International Inc., Sr. Sub. Notes, 10.750% due 5/15/11      28,438
 25,000 Jefferson Smurfit Corp., Sr. Notes, 8.250% due 10/1/12                       26,875
 25,000 John Q Hamons Hotels L.P./John Hammons Hotels Finance Corp. III,
         Mortgage Notes, Series B, 8.875% due 5/15/12                                27,625
 50,000 Kellogg Co., Sub. Notes, 6.600% due 4/1/11                                   55,618
 40,000 Kraft Foods Inc., Notes, 5.625% due 11/1/11                                  41,389
 25,000 L-3 Communications Corp., Sr. Sub. Notes, 7.625% due 6/15/12                 27,063
100,000 Lehman Brothers Holdings Inc., Notes, 3.500% due 8/7/08                      98,284
 40,000 Levi Strauss & Co., Sr. Notes, 12.250% due 12/15/12                          36,000
 60,000 Limited Brands, Debentures, 6.950% due 3/1/33                                63,774
 25,000 Lucent Technologies Inc., Debentures, 6.450% due 3/15/29                     19,938
 25,000 Lyondel Chemical Co., Sr. Notes, 11.125% due 7/15/12                         27,875
 50,000 Magnum Hunter Resources, Inc., Sr. Notes, 9.600% due 3/15/12                 55,749
 25,000 Mail-Well I Corp., Sr. Notes, 9.625% due 3/15/12                             27,625
 25,000 Mediacom Broadband LLC, Sr. Notes, 9.500% due 1/15/13                        25,000
 25,000 MeriStar Hospitality Corp., Sr. Notes, 10.500% due 6/15/09                   26,875
125,000 Merit Securities Corp., Series 11PA, Class B2, 2.820% due 9/28/32           110,860
        Metris Master Trust, Class B:
 70,000   Series 2001-2, 2.180% due 11/20/09                                         64,142
 30,000   Series 2001-4A, 2.500% due 8/20/08                                         29,649
 25,000 Millennium America Inc., Sr. Notes, 9.250% due 6/15/08 (a)                   27,375

                      See Notes to Financial Statements.

            13 Travelers Series Fund Inc. | 2004 Semi-Annual Report

 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)                 APRIL 30, 2004

            SALOMON BROTHERS STRATEGIC TOTAL RETURN BOND PORTFOLIO

 FACE
AMOUNT+                               SECURITY                                  VALUE
----------------------------------------------------------------------------------------
United States -- 55.7% (continued)
 25,000 Mirant Americas Generation LLC, Sr. Notes, 9.125% due 5/1/31 (e)     $    18,250
 75,000 Morgan Stanley, Notes, 6.600% due 4/1/12                                  82,681
 25,000 Muzak LLC/Muzak Finance Corp., Sr. Notes, 10.000% due 2/15/09             25,750
 25,000 NextMedia Operating Inc., Sr. Sub. Notes, 10.750% due 7/1/11              28,313
 60,000 NiSource Finance Corp., Sr. Notes, 7.625% due 11/15/05                    64,472
 25,000 NMHG Holding Co., Sr. Notes, 10.000% due 5/15/09                          27,875
 20,000 Novastar Home Equity Loan 2003-4 M2, 2.725% due 2/25/34                   20,415
 15,000 Noveon Inc., Sr. Sub. Notes, Series B, 11.000% due 2/28/11                17,549
 25,000 NRG Energy Inc., Sr. Secured Notes, 8.000% due 12/15/13 (a)               25,313
        Park Place Entertainment Corp., Sr. Sub. Notes:
 25,000   7.875% due 3/15/10                                                      27,125
 25,000   8.125% due 5/15/11                                                      27,750
 25,000 PETCO Animal Supplies, Inc., Sr. Sub. Notes, 10.750% due 11/1/11          28,750
 25,000 Plastipak Holdings, Inc., Sr. Notes, 10.750% due 9/1/11                   27,125
 25,000 Playtex Products, Inc., Sr. Sub. Notes, 9.375% due 6/1/11                 24,875
 25,000 Pliant Corp., Sr. Secured Notes, 11.125% due 9/1/09                       26,750
 45,000 Pogo Producing Co., Sr. Sub. Notes, Series B, 8.250% due 4/15/11          50,738
 25,000 Pride International Inc., Sr. Notes, 10.000% due 6/1/09                   26,500
 25,000 Qwest Corp., Notes, 8.875% due 3/15/12 (a)                                26,688
        Qwest Service Corp., Notes:
 25,000   13.500% due 12/15/10 (a)                                                29,125
 25,000   14.000% due 12/15/14 (a)                                                29,938
 25,000 R.H. Donnelly Financial Corp. Inc., Sr. Sub. Notes,
         10.875% due 12/15/12 (a)                                                 29,875
 25,000 Radio One, Inc., Sr. Sub. Notes, Series B, 8.875% due 7/1/11              27,813
 25,000 Radnor Holdings Corp., Sr. Notes, 11.000% due 3/15/10                     21,875
 50,000 Reliant Resources Inc., Sr. Secured Notes, 9.250% due 7/15/10             53,750
200,000 Republic Technologies International, LLC, Sr. Sub. Notes,
         13.750% due 7/15/09 (e)                                                   2,999
 25,000 Resolution Performance Products LLC, Sr. Notes, 13.500% due 11/15/10      20,875
 25,000 Rite Aid Corp., Sr. Notes, 11.250% due 7/1/08                             27,813
 75,000 Safeway Inc., Debentures, 7.250% due 2/1/31                               80,431
 11,203 Sail Net Interest Margin Notes, Series 2003-3, Class A,
         7.750% due 4/27/33                                                       11,150
 50,000 SBA Communications Corp., Sr. Notes, 10.250% due 2/1/09                   50,250
 25,000 Sequa Corp., Sr. Notes, 9.000% due 8/1/09                                 27,750
 25,000 Sitel Corp., Sr. Sub. Notes, 9.250% due 3/15/06                           25,125
 25,000 Spectrasite Inc., Sr. Notes, 8.250% due 5/15/10                           26,375
200,000 Sprint Capital Corp., Notes, 8.375% due 3/15/12                          235,077
 25,000 Stone Energy Corp., Sr. Sub. Notes, 8.250% due 12/15/11                   27,125
 25,000 Swift Energy Co., Sr. Sub. Notes, 10.250% due 8/1/09                      26,625
 55,000 Telewest Communication PLC, Sr. Discount Notes, step bond to yield
         23.448% due 2/1/10 (e)                                                   26,125

                      See Notes to Financial Statements.

            14 Travelers Series Fund Inc. | 2004 Semi-Annual Report

 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)                 APRIL 30, 2004

            SALOMON BROTHERS STRATEGIC TOTAL RETURN BOND PORTFOLIO

 FACE
AMOUNT+                                SECURITY                                   VALUE
------------------------------------------------------------------------------------------
United States -- 55.7% (continued)
 50,000 Tembec Industries Inc., Sr. Notes, 8.625% due 6/30/09                  $    51,250
 16,000 Tempur-Pedic International Inc., Sr. Sub. Notes,
         10.250% due 8/15/10 (a)                                                    18,360
        Tenet Healthcare Corp.:
 25,000   Notes, 7.375% due 2/1/13                                                  22,750
 25,000   Sr. Notes, 6.875% due 11/15/31                                            20,750
 25,000 Terex Corp., Sr. Sub. Notes, Series B, 10.375% due 4/1/11                   28,563
 22,000 TRW Automotive Inc., Sr. Notes, 9.375% due 2/15/13                          25,300
 25,000 Turning Stone Casino Resort Enterprise, Sr. Notes,
         9.125% due 12/15/10 (a)                                                    27,063
        U.S. Treasury Bonds:
 50,000   3.125% due 4/15/09 (b)                                                    48,916
400,000   6.250% due 5/15/30 (b)(g)                                                449,641
750,000 U.S. Treasury Notes, 4.875% due 2/15/12 (b)(g)                             779,942
 50,000 United Industries Corp., Sr. Sub. Notes, Series D, 9.875% due 4/1/09        52,719
 25,000 Vanguard Health Systems, Sr. Sub. Notes, 9.750% due 8/1/11                  27,250
 50,000 Viacom Inc., Sr. Notes, 6.625% due 5/15/11                                  55,477
 25,000 Vicar Operating Inc., Sr. Notes, 9.875% due 12/1/09                         28,000
 25,000 Vintage Petroleum, Inc., Sr. Sub. Notes, 7.875% due 5/15/11                 26,625
 25,000 Vivendi Universal, Sr. Notes, 9.250% due 4/15/10                            29,313
 50,000 Western Gas Resources, Inc., Sr. Sub. Notes, 10.000% due 6/15/09            52,750
 25,000 Westlake Chemical Corp., Sr. Notes, 8.750% due 7/15/11                      27,563
 25,000 Westport Resources Corp., Sr. Sub. Notes, 8.250% due 11/1/11                28,188
        The Williams Cos., Inc., Notes:
 25,000   7.625% due 7/15/19                                                        24,500
 50,000   8.750% due 3/15/32                                                        51,250
 25,000 Winsloew Furniture Inc., Sr. Sub. Notes, Series B, 12.750% due 8/15/07      20,875
 65,000 WMC Finance USA, Notes, 5.125% due 5/15/13                                  63,935
------------------------------------------------------------------------------------------
                                                                                13,483,130
------------------------------------------------------------------------------------------
Venezuela -- 0.2%
 65,000 Republic of Venezuela, Bonds, 9.375% due 1/13/34                            53,138
------------------------------------------------------------------------------------------
        TOTAL BONDS AND NOTES
        (Cost -- $18,474,730)                                                   18,668,140
------------------------------------------------------------------------------------------

SHARES                                 SECURITY                                   VALUE
------------------------------------------------------------------------------------------
COMMON STOCK (f) -- 0.7%
  1,096 NTL Inc.                                                                    62,220
  1,050 SpectraSite, Inc.                                                           39,239
  8,424 UGC Europe, Inc.                                                            63,011
------------------------------------------------------------------------------------------
        TOTAL COMMON STOCK
        (Cost -- $171,668)                                                         164,470
------------------------------------------------------------------------------------------

                      See Notes to Financial Statements.

            15 Travelers Series Fund Inc. | 2004 Semi-Annual Report

 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)                 APRIL 30, 2004

            SALOMON BROTHERS STRATEGIC TOTAL RETURN BOND PORTFOLIO

  SHARES                                   SECURITY                                     VALUE
------------------------------------------------------------------------------------------------
PREFERRED STOCK -- 0.2%
        50 Alamosa Holdings, Series B, 7.500% due 7/31/13                            $    26,927
       150 CSC Holdings Inc., Series H, 11.750% due 10/1/07                               15,750
------------------------------------------------------------------------------------------------
           TOTAL PREFERRED STOCK
           (Cost -- $27,713)                                                              42,677
------------------------------------------------------------------------------------------------
 WARRANTS                                  SECURITY                                     VALUE
------------------------------------------------------------------------------------------------
WARRANTS (g) -- 0.0%
        15 American Tower Corp., Expire 8/1/08                                             2,393
     1,701 Pillowtex Corp., Expire 11/24/09                                                   85
       200 Republic Technologies International, LLC, Expire 7/15/09                            2
       200 Winsloew Furniture Inc., Expire 8/15/07                                           100
------------------------------------------------------------------------------------------------
           TOTAL WARRANTS
           (Cost -- $4,367)                                                                2,580
------------------------------------------------------------------------------------------------
           SUB-TOTAL INVESTMENTS
           (Cost -- $18,678,478)                                                      18,877,867
------------------------------------------------------------------------------------------------
   FACE
  AMOUNT                                   SECURITY                                     VALUE
------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS -- 22.1%
$1,017,000 Merrill Lynch, Pierce, Fenner & Smith Inc. dated 4/30/04, 1.020% due
            5/3/04; Proceeds at maturity -- $1,017,086; (Fully collateralized by various U.S. government agency obligations, 0.000% to 6.000% due
            5/3/04 to 4/30/19; Market value -- $1,037,346)                             1,017,000
 4,330,000 UBS Securities LLC dated 4/30/04, 0.920% due 5/3/04; Proceeds at maturity -- $4,330,332; (Fully collateralized by U.S. Treasury Inflation
            Indexed Notes, 3.000% due 7/15/12; Market value -- $4,416,627)             4,330,000
------------------------------------------------------------------------------------------------
           TOTAL REPURCHASE AGREEMENTS
           (Cost -- $5,347,000)                                                        5,347,000
------------------------------------------------------------------------------------------------
           TOTAL INVESTMENTS -- 100.0%
           (Cost -- $24,025,478*)                                                    $24,224,867
------------------------------------------------------------------------------------------------

(a) Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. These securities have been deemed liquid pursuant to guidelines approved by the Board of Trustees.
(b) All or a portion of this security has been segregated for open futures contracts and/or "to-be-announced" securities.
(c) Convertible bonds exchangeable for shares of common stock.
(d) Security is issued on a "to-be-announced" basis (See Note 9).
(e) Security is currently in default.
(f) Non-income producing security.
(g) All or a portion of this security is held as collateral for open futures contracts.
+ Face amount denominated in U.S. dollars unless otherwise indicated.
* Aggregate cost for Federal income tax purposes is substantially the same.

  Abbreviations used in this schedule:

                 EUR   -- Euro
                 FLIRB -- Front Loaded Interest Reduction Bond

                      See Notes to Financial Statements.

            16 Travelers Series Fund Inc. | 2004 Semi-Annual Report

 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)                 APRIL 30, 2004

                      SB ADJUSTABLE RATE INCOME PORTFOLIO

  FACE
 AMOUNT                                    SECURITY                                      VALUE
-------------------------------------------------------------------------------------------------
ADJUSTABLE-RATE SECURITIES -- 84.8%
ASSET-BACKED SECURITIES -- 27.4%
$250,000 Advanta Business Card Master Trust, Series 2003-B, Class A,
          1.450% due 12/22/08                                                          $  250,958
 177,742 Amortizing Residential Collateral Trust, Series 2002-BC10, Class A3,
          1.530% due 1/25/33                                                              178,335
 203,618 Asset Backed Securities Corp., Home Equity Loan Trust, Series 2003-HE3,
          Class A2, 1.450% due 6/15/33                                                    204,295
         Bayview Financial Acquisition Trust:
 250,000   Series 2002-BA, Class A2, 1.750% due 3/25/35 (a)                               250,111
 130,000   Series 2003-G, Class A1, 1.700% due 1/28/39                                    130,000
 130,875 Business Loan Express, Series 2003-2A, Class A, 1.900% due 1/25/32 (a)           131,033
 150,000 Capital One Master Trust, Series 2001-1, Class A, 1.300% due 12/15/10            150,884
 173,180 CDC Mortgage Capital Trust, Series 2003-HE2, Class A,
          1.450% due 10/25/33                                                             173,781
 225,000 Circuit City Credit Card Master Trust, Series 2003-2, Class A,
          1.530% due 4/15/11                                                              226,379
 200,193 EQCC Trust, Series 2002-1, Class 2A, 1.400% due 11/25/31                         200,815
 300,000 Fremont Home Loan Trust, Series 2003-A, Class 2A2, 1.455% due 8/25/33            301,111
 208,984 Household Home Equity Loan Trust, Series 2002-4, Class A,
          1.650% due 10/20/32                                                             209,698
 126,677 Household Mortgage Loan Trust, Series 2002-HC1, Class A,
          1.400% due 5/20/32                                                              127,099
 169,718 Long Beach Mortgage Loan Trust, Series 2003-1, Class A2,
          1.500% due 3/25/33                                                              170,534
 250,000 Morgan Stanley ABS Capital I Inc. Trust, Series 2003-HE1, Class A4,
          1.600% due 5/25/33                                                              251,185
 186,194 NovaStar Home Equity Loan, Series 2003-1, Class A2, 1.490% due 5/25/33           186,917
 187,872 Option One Mortgage Loan Trust, Series 2003-1, Class A2,
          1.520% due 2/25/33                                                              188,649
 156,871 Saxon Asset Securities Trust, Series 2002-1, Class AV1, 1.350% due 3/25/32       157,070
 153,852 Soundview Home Equity Loan Trust, Series 2003-1, Class A,
          1.550% due 8/25/31                                                              154,217
 219,524 Specialty Underwriting & Residential Finance Trust, Series 2003-BC1, Class A,
          1.440% due 1/25/34                                                              220,217
 300,000 Structured Asset Investment Loan Trust, Series 2003-BC10, Class 3A5,
          1.580% due 10/25/33                                                             300,187
-------------------------------------------------------------------------------------------------
         TOTAL ASSET-BACKED SECURITIES
         (Cost -- $4,153,271)                                                           4,163,475
-------------------------------------------------------------------------------------------------
COLLATERALIZED MORTGAGE OBLIGATIONS -- 30.5%
 207,930 Banc of America Mortgage Securities, Inc., Series 2003-F, Class 1A1,
          2.969% due 7/25/33                                                              208,197
 264,362 Bear Stearns Asset Backed Securities Trust, Series 2003-AC5, Class A3,
          1.700% due 10/25/33                                                             264,528

                      See Notes to Financial Statements.

            17 Travelers Series Fund Inc. | 2004 Semi-Annual Report

 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)                 APRIL 30, 2004

                      SB ADJUSTABLE RATE INCOME PORTFOLIO

  FACE
 AMOUNT                                 SECURITY                                   VALUE
-------------------------------------------------------------------------------------------
COLLATERALIZED MORTGAGE OBLIGATIONS -- 30.5% (continued)
$131,863 Cendant Mortgage Corp., Series 2003-A, Class A3, 1.650% due 7/25/43 (a) $  132,073
 213,425 Countrywide Alternative Loan Trust, Series 2003-21T1, Class A6,
          1.600% due 12/25/33                                                       213,927
 186,961 Countrywide Home Loans Mortgage Pass-Through Trust, Series 2001-HYB1,
          Class 1A1, 3.098% due 6/19/31                                             188,918
 151,316 Credit-Based Asset Servicing and Securitization LLC, Series 2002-CB6,
          Class 2A1, 1.600% due 1/25/33                                             151,882
         Fannie Mae REMIC Trust:
           Series 2003-117:
 299,998    Class DF, 1.650% due 12/25/33                                           302,458
 236,661    Class KF, 1.500% due 8/25/33                                            237,539
 139,392   Series 2003-124, Class F, 1.400% due 1/25/34                             139,316
 163,875   Series 2003-W15, Class 3A, 4.072% due 12/25/42                           171,273
 242,469 GMAC Commercial Mortgage Asset Corp., Series 2000-FLFA, Class B,
          1.700% due 9/20/10 (a)                                                    242,820
 222,548 Impac CMB Trust, Series 2003-8, Class 1A2, 1.600% due 10/25/33             222,484
 251,815 MASTR Alternative Loan Trust, Series 2003-7, Class 7A1,
          1.500% due 11/25/33                                                       252,208
         Residential Asset Securitization Trust:
 224,065   Series 2003-A11, Class A2, 1.540% due 11/25/33                           224,417
 147,810   Series 2004-A2, Class 1A3, 1.500% due 5/25/34                            147,810
 286,729 Sequoia Mortgage Trust, Series 2003-2, Class A1, 1.430% due 6/20/33        287,003
 203,584 Structured ARM Loan Trust, Series 2004-1, Class 2A, 1.410% due 2/25/34     203,647
 179,375 Structured Asset Mortgage Investments Inc., Series 2002-AR1, Class 2A,
          3.097% due 3/25/32                                                        180,019
 249,315 Structured Asset Securities Corp., Series 2002-8A, Class 7A1,
          2.697% due 5/25/32                                                        252,535
 296,851 Thornburg Mortgage Securities Trust, Series 2004-1, Class I2A,
          1.550% due 3/25/44                                                        296,851
 300,055 Washington Mutual Mortgage Securities Corp., Mortgage Pass-Through
          Certificates, Series 2002-AR1, Class 1A1, 3.680% due 11/25/30             303,270
-------------------------------------------------------------------------------------------
         TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
         (Cost -- $4,617,942)                                                     4,623,175
-------------------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 26.9%
Federal Home Loan Mortgage Corporation (FHLMC) -- 4.8%
         FHLMC One Year CMT ARM:
 271,504   3.295% due 2/1/23                                                        277,723
 159,713   3.454% due 8/1/30                                                        165,537
 277,054 FHLMC 3/1 Hybrid ARM, 3.379% due 10/1/33                                   281,458
-------------------------------------------------------------------------------------------
         Total Federal Home Loan Mortgage Corporation
         (Cost -- $723,745)                                                         724,718
-------------------------------------------------------------------------------------------

                      See Notes to Financial Statements.

            18 Travelers Series Fund Inc. | 2004 Semi-Annual Report

 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)                 APRIL 30, 2004

                      SB ADJUSTABLE RATE INCOME PORTFOLIO

  FACE
 AMOUNT                               SECURITY                                 VALUE
---------------------------------------------------------------------------------------
Federal National Mortgage Association (FNMA) -- 22.1%
         FNMA Six Month LIBOR:
$216,503   4.906% due 2/1/33                                                $   222,086
 226,517   4.601% due 4/1/33                                                    231,392
 256,225   4.549% due 5/1/33                                                    261,883
  87,395   4.463% due 6/1/33                                                     89,175
         FNMA One Year LIBOR:
 296,182   4.136% due 1/1/33                                                    300,684
 191,515   4.307% due 6/1/33                                                    194,492
 215,300   4.200% due 10/1/33                                                   216,697
 238,462   3.435% due 7/1/43                                                    241,511
         FNMA One Year CMT ARM:
 265,494   3.351% due 7/1/26                                                    273,571
 290,121   3.410% due 5/1/28                                                    299,247
 269,675   4.775% due 9/1/32                                                    275,905
 222,922   4.291% due 2/1/33                                                    226,646
 248,407   4.069% due 5/1/33                                                    250,879
 273,864   3.121% due 8/1/33                                                    275,350
---------------------------------------------------------------------------------------
         Total Federal National Mortgage Association
         (Cost -- $3,367,797)                                                 3,359,518
---------------------------------------------------------------------------------------
         TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
         (Cost -- $4,091,542)                                                 4,084,236
---------------------------------------------------------------------------------------
         TOTAL ADJUSTABLE-RATE SECURITIES
         (Cost -- $12,862,755)                                               12,870,886
---------------------------------------------------------------------------------------
FIXED-RATE SECURITIES -- 8.9%
ASSET-BACKED SECURITIES -- 4.7%
 195,462 AmeriCredit Automobile Receivables Trust, Series 2002-1, Class A3,
          4.230% due 10/6/06                                                    197,638
 223,451 MMCA Automobile Trust, Series 2001-4, Class A4, 4.920% due 8/15/07     227,905
 294,131 Vanderbilt Mortgage and Finance, Inc., Series 2002-C, Class A1F,
          2.550% due 1/7/10                                                     294,492
---------------------------------------------------------------------------------------
         TOTAL ASSET-BACKED SECURITIES
         (Cost -- $720,114)                                                     720,035
---------------------------------------------------------------------------------------

                      See Notes to Financial Statements.

            19 Travelers Series Fund Inc. | 2004 Semi-Annual Report

 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)                 APRIL 30, 2004

                      SB ADJUSTABLE RATE INCOME PORTFOLIO

  FACE
 AMOUNT                                 SECURITY                                    VALUE
--------------------------------------------------------------------------------------------
COLLATERALIZED MORTGAGE OBLIGATIONS -- 4.2%
         Fannie Mae REMIC Trust:
$236,480   Series 2003-95, Class DB, 6.000% due 10/25/33                         $   237,328
 144,263   Series 2003-111, Class HR, 3.750% due 5/25/30                             142,720
 250,000 Merrill Lynch Mortgage Investors, Inc., Series 2003-A5, Class 2A3,
          3.246% due 8/25/33                                                         250,617
--------------------------------------------------------------------------------------------
         TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
         (Cost -- $632,433)                                                          630,665
--------------------------------------------------------------------------------------------
         TOTAL FIXED-RATE SECURITIES
         (Cost -- $1,352,547)                                                      1,350,700
--------------------------------------------------------------------------------------------
         SUB-TOTAL INVESTMENTS
         (Cost -- $14,215,302)                                                    14,221,586
--------------------------------------------------------------------------------------------
REPURCHASE AGREEMENT -- 6.3%
 953,000 Bank of America Corp. dated 4/30/04, 1.020% due 5/3/04; Proceeds at maturity -- $953,081; (Fully collateralized by Federal Home Loan Bank,
          Discount Notes, International Bank for Reconstruction and Development
          Notes and Fannie Mae Notes, 0.000% to 7.000% due 5/3/04 to
          3/15/12; Market value -- $972,062) (Cost -- $953,000)                      953,000
--------------------------------------------------------------------------------------------
         TOTAL INVESTMENTS -- 100.0%
         (Cost -- $15,168,302*)                                                  $15,174,586
--------------------------------------------------------------------------------------------

(a) Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. These securities have been deemed liquid pursuant to guidelines approved by the Board of Trustees.
* Aggregate cost for Federal income tax purposes is substantially the same.

  Abbreviations used in this schedule:
ARM   -- Adjustable Rate Mortgage
CMT   -- Constant Maturity Treasury Indexes
REMIC -- Real Estate Mortgage Investment Conduit

                      See Notes to Financial Statements.

            20 Travelers Series Fund Inc. | 2004 Semi-Annual Report

 STATEMENTS OF ASSETS AND LIABILITIES (UNAUDITED)                 APRIL 30, 2004

                                             Smith Barney  Salomon Brothers
                                            International  Strategic Total  SB Adjustable
                                            All Cap Growth   Return Bond     Rate Income
                                              Portfolio       Portfolio       Portfolio
-----------------------------------------------------------------------------------------
ASSETS:
  Investments, at value (Cost --
   $145,016,657, $18,678,478 and
   $14,215,302, respectively)                $175,970,389    $18,877,867     $14,221,586
  Short-term investments, at value
   (Cost -- $5,347,000 and $953,000,
   respectively)                                       --      5,347,000         953,000
  Loaned securities collateral, at value
   (Cost -- $19,595,661) (Note 7)              19,595,661             --              --
  Foreign currency, at value (Cost --
   $115,241 and $818, respectively)               115,715            820              --
  Cash                                            562,641          1,541             277
  Receivable for securities sold                4,905,856             --              --
  Dividends and interest receivable               746,262        247,771          25,091
  Receivable for open forward foreign
   currency contracts (Note 5)                     21,966        148,845              --
  Receivable for Fund shares sold                      --         30,670          91,805
  Prepaid expenses                                  5,952             64              --
  Other receivables                                23,854             --              --
----------------------------------------------------------------------------------------
  Total Assets                                201,948,296     24,654,578      15,291,759
----------------------------------------------------------------------------------------
LIABILITIES:
  Payable for loaned securities collateral
   (Note 7)                                    19,595,661             --              --
  Payable for Fund shares reacquired              160,119         35,442              --
  Management fees payable                         138,907         15,744           5,855
  Payable for open forward foreign
   currency contracts (Note 5)                      1,340         29,840              --
  Payable for securities purchased                     --      5,684,921              --
  Distribution plan fees payable                       --             --             611
  Payable to broker -- variation margin                --          2,328              --
  Accrued expenses                                 53,993         25,097          26,915
----------------------------------------------------------------------------------------
  Total Liabilities                            19,950,020      5,793,372          33,381
----------------------------------------------------------------------------------------
Total Net Assets                             $181,998,276    $18,861,206     $15,258,378
----------------------------------------------------------------------------------------
NET ASSETS:
  Par value of capital shares                $        160    $        18     $        15
  Capital paid in excess of par value         222,627,431     20,209,188      15,202,068
  Undistributed net investment income             661,858        193,149          47,603
  Accumulated net realized gain (loss)
   from investment transactions and
   futures contracts                          (72,255,546)    (1,905,081)          2,408
  Net unrealized appreciation of
   investments, futures contracts and
   foreign currencies                          30,964,373        363,932           6,284
----------------------------------------------------------------------------------------
Total Net Assets                             $181,998,276    $18,861,206     $15,258,378
----------------------------------------------------------------------------------------
Shares Outstanding                             16,049,370      1,770,161       1,518,898
----------------------------------------------------------------------------------------
Net Asset Value                                    $11.34         $10.66          $10.05
----------------------------------------------------------------------------------------

                      See Notes to Financial Statements.

            21 Travelers Series Fund Inc. | 2004 Semi-Annual Report

 STATEMENTS OF OPERATIONS (UNAUDITED)

For the Six Months Ended April 30, 2004

                                    Smith Barney  Salomon Brothers
                                   International  Strategic Total  SB Adjustable
                                   All Cap Growth   Return Bond     Rate Income
                                     Portfolio       Portfolio       Portfolio
--------------------------------------------------------------------------------
INVESTMENT INCOME:
  Dividends                         $ 1,707,313      $     886       $     --
  Interest                               24,655        603,667        136,225
  Less: Foreign withholding tax        (184,207)            --             --
--------------------------------------------------------------------------------
  Total Investment Income             1,547,761        604,553        136,225
--------------------------------------------------------------------------------
EXPENSES:
  Management fees (Note 2)              845,744         82,063         38,176
  Custody                                50,778         16,535          3,403
  Shareholder communications             29,689          7,998         10,018
  Audit and legal                        19,231         11,566         22,260
  Directors' fees                         3,853          1,477          1,412
  Transfer agency services                2,503          2,493          2,488
  Distribution plan fees                     --             --         15,907
  Other                                   6,903            480             14
--------------------------------------------------------------------------------
  Total Expenses                        958,701        122,612         93,678
 Less: Management and distribution
    plan fee waivers (Note 2)                --             --        (30,052)
--------------------------------------------------------------------------------
  Net Expenses                          958,701        122,612         63,626
--------------------------------------------------------------------------------
Net Investment Income                   589,060        481,941         72,599
--------------------------------------------------------------------------------
REALIZED AND UNREALIZED
GAIN (LOSS) ON INVESTMENTS,
FUTURES CONTRACTS AND
FOREIGN CURRENCIES
(NOTES 3, 4 AND 5):
 Realized Gain (Loss) From:
   Investment transactions            1,869,620        516,497          5,319
   Futures contracts                         --        (59,812)            --
   Foreign currency transactions         59,786       (139,277)            --
--------------------------------------------------------------------------------
  Net Realized Gain                   1,929,406        317,408          5,319
--------------------------------------------------------------------------------
 Change in Net Unrealized
 Appreciation From:
   Investments                       15,221,327       (497,072)         4,757
   Foreign currencies                    (4,532)       127,940             --
--------------------------------------------------------------------------------
  Increase (Decrease) in Net
   Unrealized Appreciation           15,216,795       (369,132)         4,757
--------------------------------------------------------------------------------
Net Gain (Loss) on Investments,
 Futures Contracts and Foreign
 Currencies                          17,146,201        (51,724)        10,076
--------------------------------------------------------------------------------
Increase in Net Assets From
 Operations                         $17,735,261      $ 430,217       $ 82,675
--------------------------------------------------------------------------------

                      See Notes to Financial Statements.

            22 Travelers Series Fund Inc. | 2004 Semi-Annual Report

 STATEMENTS OF CHANGES IN NET ASSETS

For the Six Months Ended April 30, 2004 (unaudited) and the Year Ended October 31, 2003

 Smith Barney
 International All Cap Growth Portfolio                2004           2003
 ------------------------------------------------------------------------------
 OPERATIONS:
  Net investment income                            $    589,060  $   1,801,557
  Net realized gain (loss)                            1,929,406     (9,751,557)
  Increase in net unrealized appreciation            15,216,795     39,171,972
 -----------------------------------------------------------------------------
  Increase in Net Assets From Operations             17,735,261     31,221,972
 -----------------------------------------------------------------------------
 DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income                              (1,763,610)      (947,561)
 -----------------------------------------------------------------------------
  Decrease in Net Assets From Distributions to
    Shareholders                                     (1,763,610)      (947,561)
 -----------------------------------------------------------------------------
 FUND SHARE TRANSACTIONS (NOTE 11):
  Net proceeds from sale of shares                   13,273,433    247,482,410
  Net asset value of shares issued for
    reinvestment of dividends                         1,763,610        947,561
  Cost of shares reacquired                         (28,681,426)  (269,100,352)
 -----------------------------------------------------------------------------
  Decrease in Net Assets From Fund Share
    Transactions                                    (13,644,383)   (20,670,381)
 -----------------------------------------------------------------------------
 Increase in Net Assets                               2,327,268      9,604,030
 NET ASSETS:
  Beginning of period                               179,671,008    170,066,978
 -----------------------------------------------------------------------------
  End of period*                                   $181,998,276  $ 179,671,008
 -----------------------------------------------------------------------------
 * Includes undistributed net investment income
  of:                                                  $661,858     $1,776,622
 -----------------------------------------------------------------------------


                      See Notes to Financial Statements.


            23 Travelers Series Fund Inc. | 2004 Semi-Annual Report

For the Six Months Ended April 30, 2004 (unaudited) and the Year Ended October 31, 2003

Salomon Brothers Strategic Total Return Bond
Portfolio                                                2004         2003
------------------------------------------------------------------------------
OPERATIONS:
 Net investment income                               $   481,941  $ 1,153,098
 Net realized gain                                       317,408      783,633
 Increase (decrease) in net unrealized appreciation     (369,132)   1,274,190
------------------------------------------------------------------------------
 Increase in Net Assets From Operations                  430,217    3,210,921
------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
 Net investment income                                (1,228,728)  (1,052,602)
------------------------------------------------------------------------------
 Decrease in Net Assets From Distributions to
   Shareholders                                       (1,228,728)  (1,052,602)
------------------------------------------------------------------------------
FUND SHARE TRANSACTIONS (NOTE 11):
 Net proceeds from sale of shares                        841,424    5,123,382
 Net asset value of shares issued for reinvestment
   of dividends                                        1,228,728    1,052,602
 Cost of shares reacquired                            (3,645,429)  (8,248,954)
------------------------------------------------------------------------------
 Decrease in Net Assets From Fund Share Transactions  (1,575,277)  (2,072,970)
------------------------------------------------------------------------------
Increase (Decrease) in Net Assets                     (2,373,788)      85,349
NET ASSETS:
 Beginning of period                                  21,234,994   21,149,645
------------------------------------------------------------------------------
 End of period*                                      $18,861,206  $21,234,994
------------------------------------------------------------------------------
* Includes undistributed net investment income of:      $193,149   $1,079,213
------------------------------------------------------------------------------

                      See Notes to Financial Statements.

            24 Travelers Series Fund Inc. | 2004 Semi-Annual Report

For the Six Months Ended April 30, 2004 (unaudited) and the Period Ended October 31, 2003

SB Adjustable Rate Income Portfolio                                   2004        2003+
-------------------------------------------------------------------------------------------
OPERATIONS:
  Net investment income                                           $    72,599  $    12,150
  Net realized gain (loss)                                              5,319         (106)
  Increase in net unrealized appreciation                               4,757        1,527
------------------------------------------------------------------------------------------
  Increase in Net Assets From Operations                               82,675       13,571
------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income                                               (39,951)          --
------------------------------------------------------------------------------------------
  Decrease in Net Assets From
   Distributions to Shareholders                                      (39,951)          --
------------------------------------------------------------------------------------------
FUND SHARE TRANSACTIONS (NOTE 11):
  Net proceeds from sale of shares                                  8,681,329   10,515,078
  Net asset value of shares issued for reinvestment of dividends       39,951           --
  Cost of shares reacquired                                        (4,027,619)      (6,656)
------------------------------------------------------------------------------------------
  Increase in Net Assets From Fund Share Transactions               4,693,661   10,508,422
------------------------------------------------------------------------------------------
Increase in Net Assets                                              4,736,385   10,521,993
NET ASSETS:
  Beginning of period                                              10,521,993           --
------------------------------------------------------------------------------------------
  End of period*                                                  $15,258,378  $10,521,993
------------------------------------------------------------------------------------------
* Includes undistributed net investment income of:                    $47,603      $14,955
------------------------------------------------------------------------------------------

+For the period September 12, 2003 (commencement of operations) to October 31,
 2003.

                      See Notes to Financial Statements.

            25 Travelers Series Fund Inc. | 2004 Semi-Annual Report

 NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1. Significant Accounting Policies

The Smith Barney International All Cap Growth Portfolio ("SBIACG") and the SB Adjustable Rate Income Portfolio ("SBARIP") are separate diversified investment funds of the Travelers Series Fund Inc. ("Company"). The Salomon Brothers Strategic Total Return Bond Portfolio ("SBSTRB") is a separate non-diversified investment fund of the Company. The Company, a Maryland corporation, is registered under the Investment Company Act of 1940, as amended, ("1940 Act") as an open-end management investment company and consists of these Funds and twelve other separate investment funds: AIM Capital Appreciation Portfolio, Strategic Equity Portfolio, MFS Total Return Portfolio, Pioneer Strategic Income Portfolio, Smith Barney High Income Portfolio, Smith Barney Large Cap Value Portfolio, Smith Barney Money Market Portfolio, Smith Barney Large Capitalization Growth Portfolio, Travelers Managed Income Portfolio, Van Kampen Enterprise Portfolio, Smith Barney Mid Cap Core Portfolio and Smith Barney Aggressive Growth Portfolio. Shares of the Company are offered only to insurance company separate accounts which fund certain variable annuity and variable life insurance contracts. The financial statements and financial highlights for the other funds are presented in separate shareholder reports.

The following are significant accounting policies consistently followed by SBIACG, SBSTRB and SBARIP ("Funds") and are in comformity with generally accepted accounting principles ("GAAP"): (a) security transactions are accounted for on trade date; (b) securities traded on national securities markets are valued at the closing prices on such markets or, if there were no sales during the day, at the mean between the bid and asked prices; securities primarily traded on foreign exchanges are generally valued at the preceding closing values of such securities on their respective exchanges, except that when a significant event, subsequent to the time a value was so established, is likely to have significantly changed the value then, the fair value of those securities will be determined by consideration of other factors by or under the direction of the Board of Directors or its delegates; over-the-counter securities are valued on the basis of the bid price at the close of business on each day; U.S. government and agency obligations are valued at the average between bid and asked prices in the over-the-counter market; securities listed on the NASDAQ National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price on that day, at the last sale price; (c) securities for which market quotations are not available will be valued in

            26 Travelers Series Fund Inc. | 2004 Semi-Annual Report good faith at fair value by or under the direction of the Board of Directors;
(d) securities maturing within 60 days are valued at cost plus accreted discount) or minus amortized premium, which approximates value; (e) gains or losses on the sale of securities are calculated by using the specific identification method; (f ) interest income, adjusted for amortization of premium and accretion of discount, is recorded on an accrual basis; (g) dividend income is recorded on the ex-dividend date; foreign dividends are recorded on the ex-dividend date or as soon as practical after the Funds determine the existence of a dividend declaration after exercising reasonable due diligence; (h) dividends and distributions to shareholders are recorded on the ex-dividend date; the Funds distribute dividends and capital gains, if any, at least annually; (i) the accounting records of the Funds are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rate of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities and income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. Differences between income or expense amounts recorded and collected or paid are adjusted when reported by the custodian; ( j) the character of income and gains to be distributed is determined in accordance with income tax regulations which may differ from U.S. generally accepted accounting principles; (k) the Funds intend to comply with the applicable provisions of the Internal Revenue Code of 1986, as amended, pertaining to regulated investment companies and to make distributions of taxable income sufficient to relieve it from substantially all Federal income and excise taxes; and (l) estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.

SBIACG and SBSTRB may enter into forward exchange contracts in order to hedge against foreign currency risk. These contracts are marked to market daily, by recognizing the difference between the contract exchange rate and the current market rate as an unrealized gain or loss. Realized gains or losses are recognized when contracts are settled or offset by entering into another forward exchange contract. The Funds may from time to time enter into options and/or futures contracts in order to hedge market or currency risk.

            27 Travelers Series Fund Inc. | 2004 Semi-Annual Report

In addition, the yields of emerging market debt obligations reflect, among other things, perceived credit risk. The consequences of political, social, economic or diplomatic changes may have disruptive effects on market prices of investments held by SBIACG and SBSTRB. The investments by SBIACG and SBSTRB in non-dollar-denominated securities may also result in foreign currency losses caused by devaluations and exchange rate fluctuations.

2. Management Agreement and Transactions with Affiliated Persons

Smith Barney Fund Management LLC ("SBFM"), an indirect wholly-owned subsidiary of Citigroup Inc. ("Citigroup"), acts as investment manager of SBIACG and SBARIP. SBIACG and SBARIP each pay SBFM a management fee calculated at the annual rate of 0.90% and 0.60%, respectively, of the average daily net assets of SBIACG and SBARIP. In addition, Travelers Investment Adviser, Inc. ("TIA"), an affiliate of SBFM, acts as the investment manager of SBSTRB. SBSTRB pays TIA a management fee calculated at an annual rate of 0.80% of the average daily net assets of SBSTRB. These fees are calculated daily and paid monthly. For the six months ended April 30, 2004, SBFM waived a portion of its management fees amounting to $20,508 for SBARIP.

TIA has entered into a sub-advisory agreement with Salomon Brothers Asset Management Inc ("SaBAM"), another indirect wholly-owned subsidiary of Citigroup. Pursuant to the sub-advisory agreement, SaBAM is responsible for the day-to-day portfolio operations and investment decisions for SBSTRB and is compensated for such services by TIA at an annual rate of 0.375% of the average daily net assets of SBSTRB.

TIA has also entered into a sub-administrative services agreement with SBFM. TIA pays SBFM, as sub-administrator, a fee calculated at an annual rate of 0.10% of the average daily net assets of SBSTRB.

Citicorp Trust Bank, fsb. ("CTB"), another subsidiary of Citigroup, acts as the Funds' transfer agent and PFPC Inc. ("PFPC") acts as the Funds' sub-transfer agent. CTB receives account fees and asset-based fees that vary according to the size and type of account. PFPC is responsible for shareholder recordkeeping and financial processing for all shareholder accounts and is paid by CTB. For the six months ended April 30, 2004, the Funds paid transfer agent fees totaling $7,500 to CTB.

            28 Travelers Series Fund Inc. | 2004 Semi-Annual Report

The Company, on behalf of SBARIP, has adopted a plan ("Plan") pursuant to Rule 12b-1 under the 1940 Act for SBARIP's Smith Barney Class shares. The Plan provides that SBARIP shall pay a fee in an amount not to exceed 0.25% of the average daily net assets of SBARIP's Smith Barney Class shares. This fee is calculated daily and paid monthly. For the six months ended April 30, 2004, Rule 12b-1 distribution plan fees of $9,544 were waived for SBARIP.

During the six months ended April 30, 2004, Citigroup Global Markets Inc., another indirect wholly-owned subsidiary of Citigroup, did not receive any brokerage commissions from SBIACG.

Most of the officers and one Director of the Company are employees of Citigroup or its affiliates.

3. Investments

During the six months ended April 30, 2004, the aggregate cost of purchases and proceeds from sales of investments (including maturities of long-term investments, but excluding short-term investments and mortgage dollar rolls) were as follows:

                              SBIACG      SBSTRB     SBARIP
                  -------------------------------------------
                  Purchases $22,107,468 $3,968,866 $8,197,672
                  -------------------------------------------
                  Sales      41,996,622  5,957,883  1,371,786
                  -------------------------------------------

At April 30, 2004, the aggregate gross unrealized appreciation and depreciation of investments for Federal income tax purposes were substantially as follows:

                                         SBIACG      SBSTRB    SBARIP
        ---------------------------------------------------------------
        Gross unrealized appreciation $37,262,112  $ 667,211  $ 23,566
        Gross unrealized depreciation  (6,308,380)  (467,822)  (17,282)
        ---------------------------------------------------------------
        Net unrealized appreciation   $30,953,732  $ 199,389  $  6,284
        ---------------------------------------------------------------

4. Futures Contracts

The Funds may from time to time enter into futures contracts. Securities or cash equal to the initial margin amount are either deposited with the broker or segregated by the custodian upon entering the futures contract. Additional securities are also segregated up to the current market value of the futures contracts. During the period the futures contract is open, changes in the value of the contract are recognized as unrealized gains or losses by "marking-to-market" on a

            29 Travelers Series Fund Inc. | 2004 Semi-Annual Report daily basis to reflect the market value of the contract at the end of each day's trading. Variation margin payments are received or made and recognized as assets due from or liabilities due to broker, depending upon whether unrealized gains or losses are incurred. When the contract is closed, the Funds record a realized gain or loss equal to the difference between the proceeds from (or cost o f) the closing transactions and the Funds' basis in the contract. The Funds enter into such contracts typically to hedge a portion of their portfolios. The Funds bear the market risk that arises from changes in the value of the financial instruments and securities indices.

At April 30, 2004, SBSTR had the following open futures contracts:

                     Number of               Basis        Market    Unrealized
                     Contracts Expiration    Value        Value     Gain (Loss)
 ------------------------------------------------------------------------------
 Contracts to Buy:
 U.S. Treasury Notes     3        6/04    $   322,765  $   321,281    $(1,484)
 ------------------------------------------------------------------------------
 Contracts to Sell:
 U.S. Treasury Notes    17        6/04     (1,918,774)  (1,870,625)    48,149
 ------------------------------------------------------------------------------
 Net Unrealized Gain on
  Open Futures Contracts                                              $46,665
 ------------------------------------------------------------------------------

At April 30, 2004, SBIACG and SBARIP did not have any open futures contracts.

5. Forward Foreign Currency Contracts

SBIACG and SBSTRB may from time to time enter into forward foreign currency contracts. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The contract is marked-to-market daily and the change in value is recorded by the Funds as an unrealized gain or loss. When a forward foreign currency contract is extinguished, through either delivery or offset by entering into another forward foreign currency contract, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was extinguished or offset. The Funds bear the market risk that arises from changes in foreign currency exchange rates and the credit risk should a counterparty be unable to meet the terms of such contracts.

            30 Travelers Series Fund Inc. | 2004 Semi-Annual Report

At April 30, 2004, SBIACG and SBSTRB had open forward foreign currency contracts as described below. The unrealized gain (loss) on the open contracts reflected in the accompanying financial statements are as follows:

        Smith Barney International All Cap Growth Portfolio
                                 Local          Market      Settlement Unrealized
        Foreign Currency        Currency        Value          Date    Gain (Loss)
        --------------------------------------------------------------------------
        Contracts To Sell:
        Japanese Yen           437,637,456    $3,965,365      5/7/04     $21,966
        Singapore Dollar           669,887       393,716      5/4/04        (815)
        Singapore Dollar           859,399       505,098      5/5/04        (371)
        Swiss Franc                 39,780        30,644      5/3/04        (154)
        --------------------------------------------------------------------------
        Net Unrealized Gain on Open Forward
         Foreign Currency Contracts                                      $20,626
        --------------------------------------------------------------------------

         Salomon Brothers Strategic Total Return Bond Portfolio
                                  Local           Market        Settlement Unrealized
         Foreign Currency        Currency         Value            Date    Gain (Loss)
         -----------------------------------------------------------------------------
         Contracts to Buy:
         Euro                      800,000      $  957,464       5/25/04    $(29,840)
         Euro                      140,000         167,556       5/25/04       2,037
         -----------------------------------------------------------------------------
                                                                             (27,803)
         -----------------------------------------------------------------------------
         Contracts to Sell:
         Euro                    2,310,151       2,764,857       5/25/04     132,280
         Euro                      800,000         957,464       5/25/04      14,528
         -----------------------------------------------------------------------------
                                                                             146,808
         -----------------------------------------------------------------------------
         Net Unrealized Gain on Open Forward
          Foreign Currency Contracts                                        $119,005
         -----------------------------------------------------------------------------

6. Repurchase Agreements

When entering into repurchase agreements, it is the Fund's policy that a custodian takes possession of the underlying collateral securities, the value of which at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

            31 Travelers Series Fund Inc. | 2004 Semi-Annual Report

7. Lending of Portfolio Securities

The Funds have an agreement with their custodian whereby the custodian may lend securities owned by the Funds to brokers, dealers and other financial organizations. Fees earned by the Funds on securities lending are recorded as interest income. Loans of securities by the Funds are collateralized by cash, U.S. government securities, high quality money market instruments or other securities that are maintained at all times in an amount at least equal to the current market value of the loaned securities, plus a margin which may vary depending on the type of securities loaned. The Funds maintain exposure for the risk of any loss in the investment of amounts received as collateral.

At April 30, 2004, SBIACG loaned securities having a market value of $18,670,530. SBIACG received cash collateral amounting to $19,595,661 which was invested in the State Street Navigator Securities Lending Trust Prime Portfolio.

Income earned by SBIACG from securities lending for the six months ended April 30, 2004, was $20,302.

At April 30, 2004, SBSTRB and SBARIP did not have any securities on loan.

8. Portfolio Concentration

The investments by SBIACG and SBSTRB in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in a foreign currency and may require settlement in foreign currencies and pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of SBIACG and SBSTRB. Foreign investments may also subject SBIACG and SBSTRB to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which could affect the market and/or credit risk of the investments.

In addition to the risks described above, risks may arise from forward foreign currency contracts with respect to the potential inability of counterparties to meet the terms of their contracts.

            32 Travelers Series Fund Inc. | 2004 Semi-Annual Report

9. Securities Traded on a When-Issued or To-Be-Announced Basis

The Funds may trade securities on a when-issued basis or on a "to-be-announced" ("TBA") basis.

In a when-issued transaction, the securities are purchased or sold by the Funds with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield to the Funds at the time of entering into the transaction. Purchasing such securities involves the risk of loss if the value of the securities declines prior to settlement.

At April 30, 2004, the Funds did not hold any when-issued securities.

In a TBA transaction, the Funds commit to purchasing or selling securities for which specific information is not yet known at the time of the trade, particularly the face amount and maturity date in GNMA transactions. Securities purchased on a TBA basis are not settled until they are delivered to the Funds, normally 15 to 45 days later. These transactions are subject to market fluctuations and their current value is determined in the same manner as for other securities.

At April 30, 2004, SBSTRB held TBA securities with a total cost of $5,664,760. SBIACG and SBARIP did not hold any TBA securities.

10.Mortgage Dollar Rolls

SBSTRB and SBARIP may enter into mortgage dollar roll transactions. A mortgage dollar roll transaction involves a sale by the Fund of mortgage related securities that it holds with an agreement by the Fund to repurchase similar securities at an agreed upon price and date. The securities purchased will bear the same interest rate as those sold, but generally will be collateralized by pools of mortgages with different prepayment histories than those securities sold. Proceeds from the sale will be reinvested and the income from these investments, together with any additional income received on the sale, is included in investment income. Losses may arise due to changes in the value of the securities or if the counterparty does not perform under the terms of the agreement. If the counterparty files for bankruptcy or becomes insolvent, the Fund's right to repurchase the securities may be limited.

During the six months ended April 30, 2004, SBSTRB entered into mortgage dollar roll transactions in the aggregate amount of $37,500,000.

            33 Travelers Series Fund Inc. | 2004 Semi-Annual Report

At April 30, 2004, SBSTRB had outstanding mortgage dollar rolls with a total cost of $5,664,760. SBARIP did not have any outstanding mortgage dollar rolls.

11.Capital Shares

At April 30, 2004, the Company had six billion shares of capital stock authorized with a par value of $0.00001 per share. Each share of a Fund represents an equal proportionate interest in that Fund with each share of the same Fund and has an equal entitlement to any dividends and distributions made by the Fund.

Transactions in shares of each Fund were as follows:

                                              Six Months Ended    Year Ended
                                               April 30, 2004  October 31, 2003*
--------------------------------------------------------------------------------
Smith Barney International All Cap Growth Portfolio
Shares sold                                       1,193,610        28,109,301
Shares issued on reinvestment                       159,603           108,915
Shares reacquired                                (2,531,644)      (30,354,096)
-------------------------------------------------------------------------------
Net Decrease                                     (1,178,431)       (2,135,880)
-------------------------------------------------------------------------------
Salomon Brothers Strategic Total Return Bond Portfolio
Shares sold                                          76,841           493,019
Shares issued on reinvestment                       115,157           105,155
Shares reacquired                                  (334,239)         (772,892)
-------------------------------------------------------------------------------
Net Decrease                                       (142,241)         (174,718)
-------------------------------------------------------------------------------
SB Adjustable Rate Income Portfolio
Shares sold                                         865,112         1,051,462
Shares issued on reinvestment                         3,999                --
Shares reacquired                                  (401,009)             (666)
-------------------------------------------------------------------------------
Net Increase                                        468,102         1,050,796
-------------------------------------------------------------------------------

*For the SB Adjustable Rate Income Portfolio, transactions are for the period
 September 12, 2003 (commencement of operations) to October 31, 2003.

12.Additional Information

The Funds have received the following information from Citigroup Asset Management ("CAM"), the Citigroup business unit which includes the Funds' Investment Manager and other investment advisory companies, all of which are indirect, wholly-owned subsidiaries of Citigroup. CAM is reviewing its entry, through an affiliate, into the transfer agent business in the period 1997-1999. As CAM currently understands the facts, at the time CAM decided to enter the transfer agent business, CAM sub-contracted for a period of five years certain of the transfer agency services to a third party and also concluded a revenue

          34    Travelers Series Fund Inc. | 2004 Semi-Annual Report
guarantee agreement with this sub-contractor providing that the sub-contractor would guarantee certain benefits to CAM or its affiliates (the "Revenue Guarantee Agreement"). In connection with the subsequent purchase of the sub-contractor's business by an affiliate of the current sub-transfer agent (PFPC Inc.) used by CAM on many of the funds it manages, this Revenue Guarantee Agreement was amended eliminating those benefits in exchange for arrangements that included a one-time payment from the sub-contractor.

The Boards of CAM-managed funds (the "Boards") were not informed of the Revenue Guarantee Agreement with the sub-contractor at the time the Boards considered and approved the transfer agent arrangements. Nor were the Boards informed of the subsequent amendment to the Revenue Guarantee Agreement when that occurred.

CAM has begun to take corrective actions. CAM will pay to the applicable funds approximately $17 million (plus interest) that CAM and its affiliates received from the Revenue Guarantee Agreement and its amendment. CAM also plans an independent review to verify that the transfer agency fees charged by CAM were fairly priced as compared to competitive alternatives. CAM is instituting new procedures and making changes designed to ensure no similar arrangements are entered into in the future.

CAM has briefed the SEC, the New York State Attorney General and other regulators with respect to this matter, as well as the U.S. Attorney who is investigating the matter. CAM is cooperating with governmental authorities on this matter, the ultimate outcome of which is not yet determinable.

            35 Travelers Series Fund Inc. | 2004 Semi-Annual Report

 FINANCIAL HIGHLIGHTS


For a share of capital stock outstanding throughout each year ended October 31, unless otherwise noted:

Smith Barney International
All Cap Growth Portfolio       2004/(1)(2)/ 2003/(2)/ 2002/(2)/ 2001/(2)/ 2000/(2)/    1999
-------------------------------------------------------------------------------------------
Net Asset Value,
 Beginning of Period             $10.43      $ 8.78    $11.18    $18.52    $16.92   $12.60
-------------------------------------------------------------------------------------------
Income (Loss) From Operations:
  Net investment income            0.04        0.10      0.04      0.05      0.02     0.02
  Net realized and unrealized
   gain (loss)                     0.97        1.60     (2.39)    (7.39)     1.71     4.35
-------------------------------------------------------------------------------------------
Total Income (Loss)
 From Operations                   1.01        1.70     (2.35)    (7.34)     1.73     4.37
-------------------------------------------------------------------------------------------
Less Distributions From:
  Net investment income           (0.10)      (0.05)    (0.05)       --     (0.13)   (0.05)
-------------------------------------------------------------------------------------------
Total Distributions               (0.10)      (0.05)    (0.05)       --     (0.13)   (0.05)
-------------------------------------------------------------------------------------------
Net Asset Value, End of Period   $11.34      $10.43    $ 8.78    $11.18    $18.52   $16.92
-------------------------------------------------------------------------------------------
Total Return/(3)/                  9.74%++    19.45%   (20.97)%  (39.63)%   10.18%   34.73%
-------------------------------------------------------------------------------------------
Net Assets, End of Period
 (millions)                        $182        $180      $170      $244      $462     $309
-------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
  Expenses                         1.02%+      0.99%     1.00%     1.00%     0.98%    1.00%
  Net investment income            0.63+       1.07      0.42      0.31      0.11     0.16
-------------------------------------------------------------------------------------------
Portfolio Turnover Rate              12%         45%       27%       22%       15%      36%
-------------------------------------------------------------------------------------------

(1) For the six months ended April 30, 2004 (unaudited).
(2) Per share amounts have been calculated using the monthly average shares method.
(3) Total returns do not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown.
++ Total return is not annualized, as it may not be representative of the total return for the year.
+ Annualized.

            36 Travelers Series Fund Inc. | 2004 Semi-Annual Report

For a share of capital stock outstanding throughout each year ended October 31, unless otherwise noted:

Salomon Brothers Strategic
Total Return Bond Portfolio    2004/(1)(2)/ 2003/(2)/ 2002/(2)/ 2001/(2)/ 2000/(2)/   1999
--------------------------------------------------------------------------------------------
Net Asset Value,
 Beginning of Period             $11.10      $10.13    $10.27    $ 9.89    $10.22   $10.97
----------------------------------------------------------------------------------------
Income (Loss) From Operations:
  Net investment income/(3)/       0.26        0.54      0.51      0.58      0.81     0.75
  Net realized and unrealized
   gain (loss)/(3)/               (0.03)       0.93     (0.17)     0.48     (0.37)   (0.85)
----------------------------------------------------------------------------------------
Total Income (Loss)
 From Operations                   0.23        1.47      0.34      1.06      0.44    (0.10)
----------------------------------------------------------------------------------------
Less Distributions From:
  Net investment income           (0.67)      (0.50)    (0.48)    (0.68)    (0.77)   (0.65)
----------------------------------------------------------------------------------------
Total Distributions               (0.67)      (0.50)    (0.48)    (0.68)    (0.77)   (0.65)
----------------------------------------------------------------------------------------
Net Asset Value, End of Period   $10.66      $11.10    $10.13    $10.27    $ 9.89   $10.22
----------------------------------------------------------------------------------------
Total Return/(4)/                  2.04%++    15.10%     3.36%    10.99%     4.34%   (0.96)%
----------------------------------------------------------------------------------------
Net Assets, End of Period
 (millions)                         $19         $21       $21       $18       $20      $23
----------------------------------------------------------------------------------------
Ratios to Average Net Assets:
  Expenses                         1.20%+      1.20%     1.24%     1.23%     0.98%    1.13%
  Net investment income/(3)/       4.70+       5.06      4.95      5.69      7.93     6.43
----------------------------------------------------------------------------------------
Portfolio Turnover Rate              20%*        68%*     385%      448%       54%     135%
----------------------------------------------------------------------------------------

(1) For the six months ended April 30, 2004 (unaudited).
(2) Per share amounts have been calculated using the monthly average shares method.
(3) Effective November 1, 2001, the Fund adopted a change in the accounting method that requires the Fund to amortize premiums and accrete all discounts. Without the adoption of this change, for the year ended October 31, 2002, net investment income, net realized and unrealized loss and the ratio of net investment income to average net assets would have been $0.52, $0.18 and 5.04%, respectively. Per share information, ratios and supplemental data for the periods prior to November 1, 2001 have not been restated to reflect this change in presentation.
(4) Total returns do not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown.
* Excluding mortgage dollar roll transactions. If mortgage dollar roll transactions had been included, the portfolio turnover rate would have been 205% and 376% for the six months ended April 30, 2004 and for the year ended October 31, 2003, respectively.
++ Total return is not annualized, as it may not be representative of the total return for the year.
+ Annualized.

            37 Travelers Series Fund Inc. | 2004 Semi-Annual Report

For a share of capital stock outstanding throughout the period ended October 31:

SB Adjustable Rate Income Portfolio 2004/(1)/ 2003/(2)/
-------------------------------------------------------
Net Asset Value,
 Beginning of Period                 $10.01    $10.00
-------------------------------------------------------
Income From Operations:
  Net investment income/(3)/           0.05      0.01
  Net realized and unrealized gain     0.02        --
-------------------------------------------------------
Total Income From Operations           0.07      0.01
-------------------------------------------------------
Less Distributions From:
  Net investment income               (0.03)       --
-------------------------------------------------------
Total Distributions                   (0.03)       --
-------------------------------------------------------
Net Asset Value, End of Period       $10.05    $10.01
-------------------------------------------------------
Total Return/(4)++/                    0.74%     0.10%
-------------------------------------------------------
Net Assets, End of Period
 (millions)                             $15       $11
-------------------------------------------------------
Ratios to Average Net Assets+:
  Expenses/(3)/                        1.00%     1.00%
  Net investment income                1.14      0.87
-------------------------------------------------------
Portfolio Turnover Rate                  11%        3%
-------------------------------------------------------

(1) For the six months ended April 30, 2004 (unaudited).
(2) For the period September 12, 2003 (commencement of operations) to October 31, 2003.
(3) The investment manager has waived a portion of its management fee for the six months ended April 30, 2004 and has agreed to reimburse the Fund for expenses in the amount $40,021 for the period ended October 31, 2003. In addition, Rule 12b-1 distribution plan fees of $9,544 and $3,491 were waived for the six months ended April 30, 2004 and the period ended October 31, 2003, respectively. If such fees were not waived, the per share decreases to net investment income and the actual annualized expense ratios would have been as follows:

     Per Share Decreases to   Expense Ratios
     Net Investment Income  Without Fee Waivers
     ---------------------- -------------------
2004         $0.02                 1.47%+
2003          0.05                 4.72+

(4) Performance figures may reflect fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of fee waivers and/or expense reimbursements, the total return would be reduced. Total returns do not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown.
 ++ Total return is not annualized, as it may not be representative of the total return for the year.
  +  Annualized.

            38 Travelers Series Fund Inc. | 2004 Semi-Annual Report

                               TRAVELERS SERIES
                                   FUND INC.



          DIRECTORS                INVESTMENT MANAGERS
          A.E. Cohen               Smith Barney Fund
          Robert A. Frankel         Management LLC
          Michael E. Gellert       Travelers Investment Adviser, Inc.
          R. Jay Gerken, CFA
           Chairman                CUSTODIAN
          Rainer Greeven           State Street Bank and
          Susan M. Heilbron         Trust Company

          OFFICERS                 ANNUITY
          R. Jay Gerken, CFA       ADMINISTRATION
          President and Chief      Travelers Annuity Investor Services
          Executive Officer        One Cityplace
                                   Hartford, CT 06103-3415
          Andrew B. Shoup
          Senior Vice President
          and Chief
          Administrative Officer

          Jeffrey J. Russell
          Vice President and
          Investment Officer

          Beth A. Semmel, CFA
          Vice President and
          Investment Officer

          Peter J. Wilby, CFA
          Vice President and
          Investment Officer

          David A. Torchia
          Investment Officer

          Theresa M. Veres
          Investment Officer

          Andrew Beagley
          Chief Anti-Money
          Laundering
          Compliance Officer

          Kaprel Ozsolak
          Controller

          Robert I. Frenkel
          Secretary and
          Chief Legal Officer

  Travelers Series Fund Inc.



  Smith Barney International All Cap Growth Portfolio

  Salomon Brothers Strategic Total Return Bond Portfolio

  SB Adjustable Rate Income Portfolio
  The Funds are separate investment funds of the Travelers Series Fund Inc., a Maryland corporation.

  A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by telephoning the Fund (toll-free) at 1-800-451-2010 and by visiting the SEC's web site at www.sec.gov.



  This report is submitted for the general information of the shareholders of Travelers Series Fund Inc. -- Smith Barney International All Cap Growth, Salomon Brothers Strategic Total Return Bond and SB Adjustable Rate Income Portfolios. It is not authorized for distribution to prospective investors unless accompanied or preceded by a current Prospectus.

  TRAVELERS SERIES FUND INC.
  125 Broad Street
  10th Floor, MF-2
  New York, New York 10004



 IN0802 6/04
                                                                        04-6762

ITEM 2. CODE OF ETHICS.

        Not Applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

        Not Applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

        Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

        Not applicable.

ITEM 6. [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

        Not applicable.

ITEM 8. [RESERVED]

ITEM 9. CONTROLS AND PROCEDURES.

        (a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

        (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940
             Act) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that have materially affected, or are likely to materially affect the registrant's internal control over financial reporting.

ITEM 10. EXHIBITS.

        (a)  Not applicable.

        (b)  Attached hereto.

        Exhibit 99.CERT Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002

        Exhibit 99.906CERT Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Travelers Series Fund Inc.


By: /s/ R. Jay Gerken
    --------------------------------
    (R. Jay Gerken)
    Chief Executive Officer of
    Travelers Series Fund Inc.

Date: July 8, 2004

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ R. Jay Gerken
    --------------------------------
    (R. Jay Gerken)
    Chief Executive Officer of
    Travelers Series Fund Inc.

Date: July 8, 2004


By: /s/ Andrew B. Shoup
    --------------------------------
    (Andrew B. Shoup)
    Chief Administrative Officer of
    Travelers Series Fund Inc.

Date: July 8, 2004